To: Securities and Exchange Commission
      Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending November 30, 2001:


MFS Charter Income Trust
Date
Identification
Shares
Repurchase



of Security
Repurchased
Price
NAV
Broker
 11/26/2001
Shares of beneficial interest
 16,000
 8.3119
 9.11
 Merrill Lynch
 11/29/2001
Shares of beneficial interest
 8,000
 8.287
 9.17
 Merrill Lynch
 11/29/2001
Shares of beneficial interest
 22,500
 8.287
 9.17
 Merrill Lynch
 11/30/2001
Shares of beneficial interest
 16,000
 8.339
 9.18
 Merrill Lynch
 11/30/2001
Shares of beneficial interest
 10,000
 8.339
 9.18
 Merrill Lynch






































Total Shares Repurchased: 72,500
Remarks:  (none)



MFS Charter Income Trust


Robert Flaherty
Assistant Treasurer